SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

May 27, 2020

VIA EDGAR

Ms. Samantha Brutlag

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 1028 to the Registration Statement on

Form N-1A of BlackRock FundsSM relating to BlackRock U.S. Impact

Fund, BlackRock International Impact Fund and BlackRock Global

Impact Fund

Dear Ms. Brutlag:

On behalf of BlackRock FundsSM (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 1028 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock U.S. Impact Fund (the “U.S. Impact Fund”), BlackRock International Impact Fund (the “International Impact Fund”) and BlackRock Global Impact Fund (the “Global Impact Fund”) (each, a “Fund” and collectively, the “Funds”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on May 27, 2020.

The Amendment is being filed for the purpose of completing the information required to be provided in the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by Samantha Brutlag of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on April 20, 2020 regarding the Trust’s Post-Effective Amendment No. 1010 to its Registration Statement filed with the Commission on March 6, 2020 for the purpose of registering three new series of the Trust. The Trust’s responses also reflect further discussions

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

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with the Staff on May 19 and May 22, 2020. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

General

Comment 1:    Since each Fund includes “Impact” in its name, the Staff requests that each Fund consider adding an 80% investment policy in compliance with Rule 35d-1 under the 1940 Act (the “Names Rule”).

Response:    Each Fund respectfully declines to add an 80% policy in relation to the use of “Impact” in its name. The Names Rule requires a fund to adopt an 80% investment policy in certain circumstances, including instances where the fund’s name suggests it focuses its investments in a particular type of investment, a particular industry or a particular country or geographic area, or instances where the fund’s name suggests it is exempt from certain taxes. Each Fund believes that the use of “Impact” in its name does not fall into any of those categories, as the word “Impact” does not suggest a focus on any particular type of investment, industry, country, geographic area or tax status. Rather, the term “Impact” in the Funds’ names refers to each Fund’s investment strategies and process, pursuant to which the Funds’ investment adviser selects portfolio securities that it believes can bring additional and measurable impact based on its consideration of “Impact Themes.” The Funds believe this view is consistent with the adopting release for the Names Rule and the “Staff’s Frequently Asked Questions about Rule 35d-1” which clarify that the requirement to include an 80% investment policy does not apply to various terms in fund names that signifies types of investment strategies as opposed to particular types of investments. As discussed with the Staff, the Funds have added the following disclosure to the section of each Fund’s prospectus entitled “Details About the Funds—How Each Fund Invests—Investment Processes” as also reflected in our response to Comment 3:

BlackRock will notify shareholders if a Fund makes material changes to its investment process policy requiring that all equity securities eligible for investment by a Fund be consistent with the Impact Themes at the time of purchase.

Prospectuses: Fund Overview—Key Facts About [Fund]—Fees and Expenses of the Fund

Comment 2:     Please provide the Staff with completed fee tables and expense examples for the Funds at least one week before effectiveness of the registration statement.

Response:    Completed fee tables and expense examples were provided supplementally to the Staff on May 22, 2020.

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Prospectuses: Fund Overview—Key Facts About [Fund]—Principal Investment Strategies of the Fund

Comment 3:    Please describe in greater detail the Impact Themes and the United Nations Sustainable Development Goals (“SDGs”) and advise how the investment adviser takes each of these into account when choosing securities. In particular, please clarify whether all SDGs are considered or only some SDGs, and please clarify if any SDGs are given greater emphasis than others. Please also clarify how the investment adviser decides what companies meet the Impact Themes and if the Funds will make any investments that the investment adviser determines do not meet the Impact Themes.

Response:    In response to the Staff’s comment, the Trust will make the following disclosure updates in the section of each Fund’s prospectus entitled “Details About the Funds—How Each Fund Invests—Investment Processes,” and corresponding updates to the principal investment strategies to the extent applicable:

In making investment decisions, BlackRock Advisors, LLC (“BlackRock”) uses a qualitative, proprietary methodology to identify an investment universe of portfolio securities that BlackRock believes can bring additional and measurable impact.

As part of its methodology, BlackRock ~~considers~~ identifies “Impact Themes” ~~mapped to~~ that seek to encapsulate companies which are helping to address the United Nations Sustainable Development Goals (“SDGs”)~~, which~~ through their products and services. The SDGs are a series of goals published by the United Nations that recognize that ending poverty and other deprivations must go hand-in-hand with improvements in health, education, and economic growth, and reduction in inequalities, while tackling climate change and working to preserve the planet’s oceans and forests. BlackRock maps its Impact Themes to the SDGs and considers whether a portfolio company’s core business areas align to the Impact Themes.

BlackRock does not seek to place greater emphasis on any one SDG over another and aims to diversify investments across companies that have an impact on people and the planet across Impact Themes including, but not limited to, affordable housing, education and skilling, financial and digital inclusion, public health, safety and security, efficiency, electrification and digitalization, green energy, pollution remediation and prevention, sustainable food, water and waste. BlackRock may not consider all SDGs when making investment decisions and there may be limitations with respect to the availability of investments that address certain SDGs.

All equity securities eligible for investment by a Fund must be consistent with the Impact Themes described above at the time of purchase. However, a Fund may hold cash and may invest in short term securities or instruments that provide

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indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers that are not consistent with the Impact Themes. BlackRock will notify shareholders if a Fund makes material changes to its investment process policy requiring that all equity securities eligible for investment by a Fund be consistent with the Impact Themes at the time of purchase.

BlackRock considers three main criteria when selecting portfolio constituents for ~~this~~ the investment universe:

•	materiality (that a majority of revenues or business activity advances one or more of the SDGs);

•	additionality (that a company’s products and/or services address a specific need that is unlikely to be met by other institutions); and

•	measurability (that the impact a company is achieving over time can ~~by~~be quantified).

BlackRock then conducts fundamental, company-specific research to identify and select investments that BlackRock believes have the potential to produce attractive long-term returns across economic sectors.

Prospectuses: Fund Overview—Key Facts About [Fund]—Principal Risks of Investing in the Fund

Comment 4:     With respect to the U.S. Impact Fund, please consider revising “Geographic Concentration Risk” to be specifically tailored to geographic concentration in the United States.

Response:     The Trust has considered the Staff’s comment and has removed “Geographic Concentration Risk” with respect to the U.S. Impact Fund.

Comment 5:    Please consider whether the Funds’ risk factors should be revised or supplemented in light of recent market events related to the novel coronavirus.

Response:     The Funds have revised their disclosure on recent market events related to the novel coronavirus in the sections of the Funds’ prospectuses entitled “Fund Overview—Key Facts About [Fund]—Principal Risks of Investing in the Fund—Market Risk and Selection Risk” and “Details About the Funds—Investment Risks—Principal Risks of Investing in the Fund—Market Risk and Selection Risk” and in the section of Part II of the Fund’s Statement of Additional Information entitled “Investment Risks and Considerations—Recent Market Events.”

Comment 6:     The Staff notes that the risk factors are in alphabetical order. The Staff suggests that the Funds consider changing the order of the risk factors so that the risks of investing in a Fund that are most likely to impact the Fund’s net asset value, yield and total returns are listed toward the beginning of the risk factors.

May 27, 2020

Response:     The Funds have reviewed the risk disclosure and respectfully submit that the current order of the risk factors is appropriate. The Funds also note that they have included the following disclosure in the sections entitled “Fund Overview—Key Facts About [Fund]—Principal Risks of Investing in the Fund” and “Details About the Funds—Investment Risks”:

“The order of the below risk factors does not indicate the significance of any particular risk factor.”

Prospectuses: Details About the Funds—How Each Fund Invests—Investment Processes

Comment 7:    Please consider including the bulleted list outlining three main criteria used when selecting portfolio securities in the “Fund Overview—Key Facts About [Fund]—Principal Investment Strategies of the Fund” section for each Fund.

Response:     In response to the Staff’s comment, we have added the above-referenced disclosure to the “Fund Overview—Key Facts About [Fund]—Principal Investment Strategies of the Fund” section for each Fund.

Prospectuses: Details About the Funds—How Each Fund Invests—Principal Investment Strategies

Comment 8:    The Staff notes that the following disclosure is included in the principal investment strategies with respect to the International Impact Fund and the Global Impact Fund: “From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries.” Please clarify if such concentration may occur under normal circumstances or only during temporary defensive situations.

Response:     Each of the International Impact Fund and the Global Impact Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries under normal market conditions, when portfolio management believes such investments are consistent with each Fund’s investment objective. As disclosed in each Fund’s principal investment strategies, each Fund will allocate its assets among various regions and countries, including the United States, but in no fewer than three different countries. Further, the International Impact Fund will, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and other financial instruments that have similar economic characteristics to such securities. The Global Impact Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in foreign securities. The Trust further notes that each Fund discloses “Geographic Concentration Risk” as a principal risk.

May 27, 2020

Investor A and Institutional Shares Prospectus: Account Information—How to Choose the Share Class that Best Suits Your Needs

Comment 9:     In the section of the prospectus for Investor A Shares and Institutional Shares entitled “Account Information—How to Choose the Share Class that Best Suits Your Needs” shareholders are instructed to see the section of the prospectus entitled “Intermediary-Defined Sales Charge Waiver Policies” to determine any sales charge waivers and reductions that may be available to them through their Financial Intermediary. Similar references to the “Intermediary-Defined Sales Charge Waiver Policies” section appear in the sections of the prospectus entitled “Account Information—Details About the Share Classes—Sales Charges Reduced or Eliminated for Investor A Shares,” “Account Information—Details About the Share Classes—Other Front-End Sales Charge Waivers,” and “Account Information—Details About the Share Classes—Contingent Deferred Sales Charge Waivers.” In each such section, consider adding a cross-reference to the page number of the prospectus where the “Intermediary-Defined Sales Charge Waiver Policies” information can be found.

Response:     In response to the Staff’s comment, the Funds have added a cross-reference to the page number of the prospectus where the “Intermediary-Defined Sales Charge Waiver Policies” information begins.

Investor A and Institutional Shares Prospectus: Intermediary-Defined Sales Charge Waiver Policies

Comment 10:     The Staff requests confirmation that the disclosure under the section entitled “Intermediary-Defined Sales Charge Waiver Policies” includes information relating to all financial intermediaries that offer intermediary-defined sales charge waivers with respect to each Fund.

Response:     The Trust has revised the disclosure in the “Intermediary-Defined Sales Charge Waiver Policies” section of the Investor A Shares and Institutional Shares prospectus. Each Fund believes that, to its knowledge, the section entitled “Intermediary-Defined Sales Charge Waiver Policies” includes information relating to all financial intermediaries that offer intermediary-defined sales charge waivers with respect to that Fund, although the Funds cannot confirm the actions or policies of their financial intermediaries.

May 27, 2020

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Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn

Jessica Herlihy

John A. MacKinnon